PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 07, 2016 USD ($)	Nov. 07, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating activities:
Net cash provided by (used in) operating activities			¥ (150,228)	¥ (80,298)	¥ 27,937
Investing activities:
Deposit paid for a potential acquisition			(15,000)
Net cash used in investing activities			(1,147,064)	(731,905)	(523,749)
Financing activities:
Proceeds from issuance of convertible bonds			327,580	648,950
Proceeds from issuance of bonds payable					114,950
Repayment of bonds payable				(14,330)	(4,081)
Proceeds from a related party loan				64,936
Repayment of a related party loan			(65,474)
Proceeds from issuance of Series C redeemable preferred shares					1,521,295
Payment of issuance costs of Series C redeemable preferred shares					(20,128)
Net proceeds from issuance of ordinary shares for initial public offering			1,221,518
Payment of preferred shares dividends			(76,502)
Repurchase of ordinary shares					(119,664)
Repurchase of redeemable preferred shares				(23,300)	(455,366)
Net cash provided by financing activities			2,128,614	1,127,685	1,056,287
Effect of exchange rate changes on cash			55,499	2,258	(2,328)
Net increase in cash			886,821	317,740	558,147
Cash at beginning of year			924,498	606,758	48,611
Cash at end of year			1,811,319	924,498	606,758
Supplemental disclosures of cash flow information
Interest paid			228,678	81,216	55,149
Supplemental disclosures of non-cash investing and financing activities
Issuance of ordinary shares to settle preference dividend	$ 39,363	¥ 266,794	266,794
Issuance of ordinary shares in exchange of bonds payable					205,536
Issuance of ordinary and preferred shares for the acquisition of EDC Holding					1,184,242
Parent Company
Operating activities:
Net cash provided by (used in) operating activities			(62,591)	(4,895)	(6,609)
Investing activities:
Investment in a subsidiary					(92,300)
Deposit paid for a potential acquisition			(15,000)
Increase of due from subsidiaries			(990,617)	(93,101)	(925,539)
Net cash used in investing activities			(1,005,617)	(93,101)	(1,017,839)
Financing activities:
Proceeds from issuance of convertible bonds			327,580	648,950
Proceeds from issuance of bonds payable					114,950
Repayment of bonds payable				(14,330)	(4,081)
Proceeds from a related party loan				64,936
Repayment of a related party loan			(65,474)
Proceeds from issuance of Series C redeemable preferred shares					1,521,295
Payment of issuance costs of Series C redeemable preferred shares					(20,128)
Net proceeds from issuance of ordinary shares for initial public offering			1,221,518
Payment of preferred shares dividends			(76,502)
Repurchase of ordinary shares					(119,664)
Repurchase of redeemable preferred shares				(23,300)	(455,366)
Net cash provided by financing activities			1,407,122	676,256	1,037,006
Effect of exchange rate changes on cash			47,787	57,565	(4,459)
Net increase in cash			386,701	635,825	8,099
Cash at beginning of year			643,926	8,101	2
Cash at end of year			1,030,627	643,926	8,101
Supplemental disclosures of cash flow information
Interest paid			45,495	¥ 3,463	1,317
Supplemental disclosures of non-cash investing and financing activities
Issuance of ordinary shares to settle preference dividend			¥ 266,794
Issuance of ordinary shares in exchange of bonds payable					205,536
Issuance of ordinary and preferred shares for the acquisition of EDC Holding					¥ 1,184,242